Income Taxes (Details 1) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation between US federal income taxes at the statutory rate and the Company's provision for income taxes on continuing operations
(Loss) Income from continuing operations before income taxes and interest in earnings of associates	$ 139	$ 146	$ 395	$ 431	$ (337)	$ 239	$ 587
US federal statutory income tax rate			35.00%		35.00%	35.00%	35.00%
Income tax expense at US federal tax rate					(118)	84	205
Adjustments to derive effective rate:
Non-deductible expenditure					15	15	7
Movement in provision for non-current taxes					6	3	(3)
Impairment of non-qualifying goodwill					137	0	0
Impact of change in tax rate on deferred tax balances					(3)	(3)	(4)
Adjustment in respect of prior periods					6	(13)	(22)
Non-deductible Venezuelan foreign exchange loss					0	0	4
Non-taxable profit on disposal of Gras Savoye					0	0	1
Effect of foreign exchange and other differences					2	1	11
Changes in valuation allowances applied to deferred tax assets					114	5	0
Net tax effect of intra-group items					(31)	(31)	(26)
Tax differentials of foreign earnings:
UK earnings					(3)	6	(13)
Other jurisdictions and US state taxes					(24)	(35)	(20)
Total income tax	$ 29	$ 36	$ 77	$ 104	$ 101	$ 32	$ 140